Non-Controlling Interest	12 Months Ended
Jun. 30, 2023
Non-Controlling Interest [Abstract]
NON-CONTROLLING INTEREST

19. NON-CONTROLLING INTEREST

On July 3, 2018, the Group acquired 51% equity interest of Zhonghui. Zhonghui was sold to a third party in December 2020, and had been divested from our consolidated financial statement since then. Non-controlling interest related to the 49% minority interest in Zhonghui was nil in each year ended June 30, 2021, 2022 and 2023.

Non-controlling interest related to Zhonghui in the Consolidated Statements of Operations and Comprehensive Loss was gain of RMB304 in year ended June 30, 2021, and nil for each year ended June 30, 2022 and 2023.